Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 18,834,099	$ 50,869,812	$ 50,837,232
Cost of revenues	(16,574,549)	(48,311,974)	(47,520,011)
Gross profit	2,259,550	2,557,838	3,317,221
Operating expenses
Selling and distribution expenses	(1,469,357)	(1,284,107)	(956,415)
General administrative expenses	(7,406,651)	(6,441,948)	(3,733,930)
Share-based compensation		(630,000)
Total operating expenses	(8,876,008)	(8,356,055)	(4,690,345)
Loss from operations	(6,616,458)	(5,798,217)	(1,373,124)
Other income (expense)
Other income	1,619,461	2,614,863	284,992
Finance costs	(594,902)	(228,118)	(14,273)
Total other income (expense), net	1,024,559	2,386,745	270,719
Loss before income taxes	(5,591,899)	(3,411,472)	(1,102,405)
Income taxes
Net loss from continuing operations, net of tax	(5,591,899)	(3,411,472)	(1,102,405)
Net loss from discontinued operations, net of tax	(3,101,010)	(3,363,947)	(4,060,049)
Total net loss	(8,692,909)	(6,775,419)	(5,162,454)
Less: Net loss attributable to non-controlling interests	158,771	158,748	16,010
Net loss attributable to shareholders of Webuy Global Ltd	(8,534,138)	(6,616,671)	(5,146,444)
Net loss	(8,692,909)	(6,775,419)	(5,162,454)
Foreign currency translation	(350,245)	346,426	(15,055)
Comprehensive loss	(9,043,154)	(6,428,993)	(5,177,509)
Less: Comprehensive loss attributable to non-controlling interests	23	176,928	13,552
Comprehensive loss attributable to shareholders of Webuy Global Ltd	$ (9,043,131)	$ (6,252,065)	$ (5,163,957)
Basic and diluted loss per ordinary share (restated)
Loss from continuing operations (in Dollars per share)	$ (3.88)	$ (6.61)	$ (2.71)
Loss from continuing operations, diluted (in Dollars per share)	(3.88)	(6.61)	(2.71)
Loss from discontinued operations, basic (in Dollars per share)	(2.15)	(6.52)	(9.98)
Loss from discontinued operations, diluted (in Dollars per share)	(2.15)	(6.52)	(9.98)
Net loss, basic (in Dollars per share)	(6.03)	(13.13)	(12.69)	[1]
Net loss, diluted (in Dollars per share)	$ (6.03)	$ (13.13)	$ (12.69)	[1]
Basic weighted average number of ordinary shares outstanding (in Shares)	1,441,370	516,235	406,883	[1]
Diluted weighted average number of ordinary shares outstanding (in Shares)	1,441,370	516,235	406,883	[1]

[1]	On January 15, 2025 and March 21, 2025, the Company effected share consolidations of its ordinary shares on a one-for-forty (1-for-40) and one-for-three (1-for-3) basis, respectively, resulting in a combined one-for-one hundred twenty (1-for-120) share consolidation. Accordingly, all share and per share amounts, including the weighted average number of ordinary shares outstanding and basic and diluted loss per share, have been retrospectively adjusted for all periods presented to reflect these share consolidations.